INCOME TAXES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income Taxes Details Abstract
Current income tax expense	$ 327	$ 1,052	$ 2,911
Deferred income tax recovery	(960)	(645)	(140)
Total income tax expense (recovery)	$ (633)	$ 407	$ 2,771